FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 484,858	£ 461,016
Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		472,498
0000 to 0999 Agriculture, Forestry, and Fishing [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	7,314	7,074
0000 to 0999 Agriculture, Forestry, and Fishing [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		7,461
Energy and water supply [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,517	1,384
Energy and water supply [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		1,609
2000 to 3999 Manufacturing [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	8,260	7,886
2000 to 3999 Manufacturing [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		7,886
230000 to 239999 Construction [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,684	4,378
230000 to 239999 Construction [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		4,428
Transport, distribution and hotels [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	14,113	14,074
Transport, distribution and hotels [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		14,074
Postal and telecommunications [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	2,711	2,148
Postal and telecommunications [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		2,148
Property companies [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	28,451	27,631
Property companies [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		30,980
Financial, business and other services [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	77,505	50,707
Financial, business and other services [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		57,006
Mortgages [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	297,498	304,515
Mortgages [member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		304,665
Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	28,699	28,757
Other [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		28,757
Gross and Lease Financing [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	1,822	2,094
Gross and Lease Financing [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		2,094
Hire purchase [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	15,434	13,591
Hire purchase [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		13,591
Before Allowance for Impairment Losses [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	488,008	464,239
Before Allowance for Impairment Losses [Member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		474,699
Allowance for credit losses [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ (3,150)	(3,223)
Allowance for credit losses [member] | Previously stated [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers		£ (2,201)